INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAX EXPENSE
Schedule of current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current income tax expense	(2,425)	(1,190)	(15,692)
Deferred income tax credit	620	620	1,107
	(1,805)	(570)	(14,585)

Schedule of Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Loss before tax	(1,381,484)	(2,750,825)	(1,526,331)
Income tax computed at PRC statutory tax rate	(345,371)	(687,706)	(381,583)
Effect of different tax rate	18,402	6,709	(21,369)
Non-deductible expense	131,549	241,114	93,925
Change of valuation allowance	193,615	439,313	294,442
	(1,805)	(570)	(14,585)

Schedule of significant components of the deferred tax assets and liabilities

	As of
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Deferred tax assets
Net accumulated losses-carry forward	345,276	507,849	636,440
Deductible advertising expense	149,131	348,032	540,627
Accruals	17,496	93,732	68,271
Allowance	6,595	8,198	6,915
Less: valuation allowance	(518,498)	(957,811)	(1,252,253)
Net deferred tax assets	—	—	—

		As of
	December 31,	December 31,	December 31,
	2017	2017	2018
	RMB	RMB	RMB
Deferred tax liabilities
Intangible assets arisen from business combinations	2,273	1,653	4,759

Schedule of movement of valuation allowance

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	(324,883)	(518,498)	(957,811)
Changes of valuation allowance	(193,615)	(439,313)	(294,442)
Balance at end of the year	(518,498)	(957,811)	(1,252,253)